Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement [Text Block]	mpf1_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated February 8, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for the Barings Dynamic Allocation Fund found on page 51 in the section titled Performance Information:

Average Annual Total Returns

(For the periods ended December 31, 2012)

		One Year	Since Inception (11/28/11)
Class Z	Return Before Taxes	6.63%	6.69%
	Return After Taxes on Distributions	6.07%	6.10%
	Return After Taxes on Distributions and Sale of Fund Shares	4.43%	5.42%
Class S	Return Before Taxes	6.52%	6.59%
Class Y	Return Before Taxes	6.41%	6.48%
Class L	Return Before Taxes	6.24%	6.31%
Class A	Return Before Taxes	-0.06%	0.53%
MSCI World Index (Reflects no deduction for fees or expenses.)		15.83%	22.56%
			Since 12/1/11
CPI-U (Reflects no deduction for fees, expenses, or taxes.)		1.74%	1.37%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Barings Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf1_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated February 8, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information for the Barings Dynamic Allocation Fund found on page 51 in the section titled Performance Information:

Average Annual Total Returns

(For the periods ended December 31, 2012)

		One Year	Since Inception (11/28/11)
Class Z	Return Before Taxes	6.63%	6.69%
	Return After Taxes on Distributions	6.07%	6.10%
	Return After Taxes on Distributions and Sale of Fund Shares	4.43%	5.42%
Class S	Return Before Taxes	6.52%	6.59%
Class Y	Return Before Taxes	6.41%	6.48%
Class L	Return Before Taxes	6.24%	6.31%
Class A	Return Before Taxes	-0.06%	0.53%
MSCI World Index (Reflects no deduction for fees or expenses.)		15.83%	22.56%
			Since 12/1/11
CPI-U (Reflects no deduction for fees, expenses, or taxes.)		1.74%	1.37%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
MassMutual Barings Dynamic Allocation Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Return After Taxes on Distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | MSCI World Index (Reflects no deduction for fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Since Inception	rr_AverageAnnualReturnSinceInception	22.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | CPI-U (Reflects no deduction for fees, expenses, or taxes.)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011